UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:         811-4364

Exact name of registrant as specified       Voyageur Intermediate Tax-Free Funds
     in charter:

Address of principal executive offices:     2005 Market Street
                                            Philadelphia, PA 19103

Name and address of agent for service:      David F. Connor, Esq.
                                            2005 Market Street
                                            Philadelphia, PA 19103

Registrant's telephone number, including    (800) 523-1918
     area code:

Date of fiscal year end:                    August 31

Date of reporting period:                   May 31, 2006

Item 1. Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Intermediate Fund
_____________________________________________

May 31, 2006

                                                                                                       Principal          Market
                                                                                                         Amount           Value

Municipal Bonds- 98.22%

Corporate-Backed Revenue Bonds - 7.49%
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                               $750,000         $742,193
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21                    2,250,000        2,323,192
Minneapolis Community Development Agency Supported Revenue Common Bond Fund
     Series 4 6.20% 6/1/17 (AMT)                                                                       1,055,000        1,072,070
                                                                                                                        _________

                                                                                                                        4,137,455
                                                                                                                        _________
Education Revenue Bonds - 6.85%
Minnesota State Higher Education Facilities Authority Revenue
     (College of Art & Design) Series 5-D 6.625% 5/1/20                                                1,000,000        1,069,560
     (University of St. Thomas) Series 5-Y 5.25% 10/1/19                                               1,590,000        1,683,333
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
     Project) 5.00% 5/1/23                                                                             1,000,000        1,031,710
                                                                                                                        _________

                                                                                                                        3,784,603
                                                                                                                        _________
Electric Revenue Bonds - 5.74%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                 1,000,000        1,048,040
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
     5.00% 1/1/12 (AMBAC)                                                                              1,000,000        1,059,050
     5.00% 1/1/13 (MBIA)                                                                               1,000,000        1,063,000
                                                                                                                        _________

                                                                                                                        3,170,090
                                                                                                                        _________
Escrowed to Maturity Bonds - 2.05%
University of Minnesota Series A 5.75% 7/1/16                                                          1,000,000        1,131,580
                                                                                                                        _________

                                                                                                                        1,131,580
                                                                                                                        _________
Health Care Revenue Bonds - 20.39%
Apple Valley Economic Development Authority Health Care Revenue (Evercare Senior
     Living Projects) Series A 6.00% 12/1/25                                                             500,000          501,405
Bemidji Hospital Facilities First Meeting Revenue (North Country Health Services)
     5.00% 9/1/24 (RADIAN)                                                                               500,000          510,175
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
     5.00% 4/1/20                                                                                      1,250,000        1,267,563
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/29                   1,000,000        1,015,320
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32                 1,500,000        1,586,354
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System (Health
     Partners Obligation Group Project) 6.00% 12/1/17                                                  1,125,000        1,220,839
Moorhead Economic Development Authority Multifamily Revenue (Eventide Lutheran
     Home Project) Series B 6.00% 6/1/18                                                               1,000,000        1,000,410
Oakdale Elderly Housing Revenue (PHM/Oakdale Inc. Project) 5.75% 3/1/18                                1,400,000        1,407,616
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
     5.50% 7/1/25                                                                                      1,500,000        1,569,600
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     Series B 5.85% 11/1/17                                                                            1,160,000        1,192,979
                                                                                                                        _________

                                                                                                                       11,272,261
                                                                                                                       __________
Housing Revenue Bonds - 7.00%
Minneapolis Multifamily Housing Revenue (Trinity Apartments-Section 8) Series A 6.75% 5/1/21           1,855,000        1,901,635
Minnesota State Housing Finance Agency Residential Housing Series I 5.10% 7/1/20 (AMT)                   845,000          862,711
Minnesota State Housing Finance Agency Single Family Mortgage Series J 5.90% 7/1/28 (AMT)                470,000          482,657
@ Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.05% 8/1/12                  655,000          624,346
                                                                                                                        _________

                                                                                                                        3,871,349
                                                                                                                        _________
Lease Revenue Bonds - 4.01%
Edina Housing & Redevelopment Authority Public Project Revenue (Appropriate Lease
     Obligation) 5.125% 2/1/19                                                                         1,000,000        1,037,779
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation) 6.10% 2/1/08                   285,000          287,346
Virginia Housing & Redevelopment Authority Health Care Facility (Lease Revenue) 5.25% 10/1/25            880,000          893,429
                                                                                                                        _________

                                                                                                                        2,218,554
                                                                                                                        _________
Local General Obligation Bonds - 32.04%
Big Lake Independent School District #727 Series C
     5.00% 2/1/16 (FSA)                                                                                1,180,000        1,236,782
     5.00% 2/1/17 (FSA)                                                                                1,000,000        1,042,690

Centennial Independent School District #012 Series A
     5.00% 2/1/18 (FSA)                                                                                1,000,000        1,046,850
     5.00% 2/1/20 (FSA)                                                                                  750,000          781,898
Dakota County Capital Improvement Series A 4.75% 2/1/17                                                1,000,000        1,026,660
Dakota County Community Development Agency Governmental Housing Refunding
     (Senior Housing Facilities) Series A 5.00% 1/1/22                                                 1,150,000        1,197,587
Hennepin County Series B 4.75% 12/1/14                                                                 1,000,000        1,031,770
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)                                          2,000,000        2,111,399
Moorhead Independent School District #152 5.00% 4/1/10 (FGIC)                                          2,585,000        2,705,357
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                     1,500,000        1,555,200
Ramsey County (Capital Improvement Plan) Series B 5.25% 2/1/11                                         1,445,000        1,542,220
South Washington County Independent School District #833 Series B 5.00% 2/1/16 (FSA)                   1,560,000        1,639,684
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)                                    750,000          789,548
                                                                                                                        _________

                                                                                                                       17,707,645
                                                                                                                       __________

$ Pre-Refunded Bonds - 4.45%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625%
     5/15/32-12                                                                                        1,750,000        1,923,898
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
     Revenue Series D 5.25% 7/1/38-12                                                                    500,000          538,045
                                                                                                                        _________

                                                                                                                        2,461,943
                                                                                                                        _________

State General Obligation Bonds - 6.75%
Minnesota State 5.00% 8/1/21                                                                           2,550,000        2,666,025
~ Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A
     (LOC - Puerto Rico Government Bank) 5.75% 8/1/27                                                  1,000,000        1,066,730
                                                                                                                        _________

                                                                                                                        3,732,755
                                                                                                                        _________

Transportation Revenue Bonds - 1.45%
Minneapolis/St. Paul Metropolitan Airports Commission Series 14 5.50% 1/1/11 (AMT)                       750,000          803,955
                                                                                                                        _________

                                                                                                                          803,955
                                                                                                                        _________

Total Municipal Bonds (cost $52,937,624)                                                                               54,292,190
                                                                                                                       __________

                                                                                                       Number of
                                                                                                         Shares

Short-Term Investments - 0.48%

Money Market Instruments - 0.48%
Federated Minnesota Municipal Cash Trust                                                                 263,286          263,286
                                                                                                                          _______

Total Short-Term Investments (cost $263,286)                                                                              263,286
                                                                                                                          _______

Total Market Value of Securities - 98.70%
     (cost $53,200,910)                                                                                                54,555,476

Receivables and Other Assets Net of Liabilities (See Notes) - 1.30%                                                       717,553

                                                                                                                          _______

Net Assets Applicable to 5,143,486 Shares Outstanding - 100.00%                                                       $55,273,029
                                                                                                                      ___________

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance


   @ Illiquid security. At May 31, 2006, the aggregate amount of illiquid securities equaled $624,346, which represented 1.13% of the Fund's net assets. See Note 3 in "Notes."

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                     $ 53,200,910
                                        ____________
Aggregate unrealized appreciation          1,517,584
Aggregate unrealized depreciation           (163,018)
                                         ___________
Net unrealized appreciation             $  1,354,566
                                        ____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $1,275,535 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,024,839 expires in 2009, $4,037 expires in 2010 and $246,659 expires in 2011.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Intermediate Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Jude T. Driscoll
____________________
By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

                                 CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Voyageur Intermediate Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Michael P. Bishof
____________________
By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Voyageur Intermediate Tax-Free Funds

Jude T. Driscoll
____________________
By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
____________________
By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

Michael P. Bishof
____________________
By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006